Property and equipment, net - Summary of Property and Equipment (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost	¥ 255,021,471		¥ 245,937,307
Less: Accumulated depreciation	(49,572,059)		(41,743,786)
Property and equipment, net	205,449,412	$ 31,486,500	204,193,521
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost	219,290,950		213,535,255
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,162,780		1,162,780
Electronic devices and other general equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	¥ 34,567,741		¥ 31,239,272